Shareholder Report, Holdings (Details)	May 31, 2025
C000024716 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000024716 | SectorConsumer Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000024716 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000024716 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000024716 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000024716 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000024716 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000024716 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000024716 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000024716 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000024716 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000024716 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000024716 | International Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000024716 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	95.50%
C000024718 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000024718 | SectorConsumer Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000024718 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000024718 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000024718 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000024718 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000024718 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000024718 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000024718 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000024718 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000024718 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000024718 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000024718 | International Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000024718 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	95.50%
C000024719 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000024719 | SectorConsumer Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000024719 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000024719 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000024719 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000024719 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000024719 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000024719 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000024719 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000024719 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000024719 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000024719 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000024719 | International Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000024719 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	95.50%
C000114966 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000114966 | SectorConsumer Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000114966 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000114966 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000114966 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000114966 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000114966 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000114966 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000114966 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000114966 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000114966 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000114966 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000114966 | International Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000114966 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	95.50%
C000123387 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000123387 | SectorConsumer Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000123387 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000123387 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000123387 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000123387 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000123387 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000123387 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000123387 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000123387 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000123387 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000123387 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000123387 | International Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000123387 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	95.50%